Vessels, net/Assets held for sale (Tables)	12 Months Ended
Dec. 31, 2023
Vessels, net/Assets held for sale [Abstract]
Vessels, Net

(a) Vessels, net: The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated depreciation	Net Book Value
Balance December 31, 2021	298,299,210	(12,419,560)	285,879,650
— Acquisitions, improvements, and other vessel costs	71,715,105	—	71,715,105
— Transfers from Advances for vessel acquisitions (b)	2,368,165	—	2,368,165
— Period depreciation	—	(16,554,454)	(16,554,454)
Balance December 31, 2022	372,382,480	(28,974,014)	343,408,466
— Acquisitions, improvements, and other vessel costs	418,520	—	418,520
— Transfer to Assets held for sale (b)	(45,205,666)	7,376,974	(37,828,692)
— Vessel disposals	(65,528,981)	8,970,086	(56,558,895)
— Period depreciation	—	(19,902,403)	(19,902,403)
Balance December 31, 2023	262,066,353	(32,529,357)	229,536,996

Vessel Acquisitions
Details regarding the 2022 Vessel Acquisitions delivered as of December 31, 2022, are presented below.

Vessel Name	Vessel Type	DWT	Year Built	Country of Construction	Purchase Price (in million)	Delivery Date
2022 Acquisitions
M/V Magic Callisto	Panamax	74,930	2012	Japan	$23.55	01/04/2022
M/V Ariana A	Containership	38,117	2005	Germany	$25.00	11/23/2022
M/V Gabriela A	Containership	38,121	2005	Germany	$25.75	11/30/2022